Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenues
Total revenue	¥ 3,958,861	$ 566,110	¥ 2,748,576	¥ 1,586,397
Sales to offline distributors
Revenues
Total revenue	3,490,042		2,585,814	1,487,084
Sales to online and offline end users
Revenues
Total revenue	252,821		24,142	19,009
Others
Revenues
Total revenue	¥ 215,998		¥ 138,620	¥ 80,304